Advances for Vessels under Construction and Acquisitions (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of year	$ 5,466
Other costs capitalized	50,121	$ 46,777
Balance at end of year	0	5,466
Advances for Vessels under Construction and Acquisitions
Balance at beginning of year	5,466	1,585
Advances for vessels under construction and related costs	0	2,350
Advances for second hand vessels	0	7,587
Other costs capitalized	1,828	1,730
Vessels delivered	(7,294)	(7,786)
Balance at end of year	$ 0	$ 5,466